Quarterly Holdings Report
for
Fidelity® High Income Central Fund
May 31, 2025
HICII-NPRT3-0725
1.861967.117
Alternative Funds - 1.8%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $34,436,102)	3,465,557	33,406,236

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.7561% 4/15/2037 (d)(e)(f)	250,000	253,444
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	203,000	200,482
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (d)(e)(f)	121,000	122,184
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	314,000	313,935
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	150,000	150,499
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (d)(e)(f)	214,000	216,001
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (d)(e)(f)	2,000,000	1,982,382
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 9.5318% 4/25/2037 (d)(e)(f)	1,000,000	1,004,066
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,242,993
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (d)(e)(f)	543,000	547,050
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 4/20/2034 (d)(e)(f)	250,000	249,964
TOTAL UNITED STATES		797,014
TOTAL ASSET-BACKED SECURITIES (Cost $5,046,960)		5,040,007

Bank Loan Obligations - 8.4%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/8/2031 (d)(e)(g)	6,575,000	5,593,419
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (d)(e)(g)(h)	143,645	143,645
TOTAL CANADA		5,737,064
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (d)(e)(g)	1,032,185	948,155
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(g)	2,133,450	1,985,175
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5785% 12/2/2031 (d)(e)(g)	1,675,800	1,676,403
UNITED STATES - 7.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (e)(g)	10,237,426	10,544,549
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (d)(e)(g)	5,356,383	5,299,124
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (d)(e)(g)	3,293,136	3,257,010
		19,100,683
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (d)(e)(g)	785,000	708,792
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3242% 1/30/2031 (d)(e)(g)	421,813	423,264
TOTAL COMMUNICATION SERVICES		20,232,739

Consumer Discretionary - 1.2%
Broadline Retail - 0.6%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (d)(e)(g)	6,996,376	6,629,067
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (d)(e)(g)	5,708,419	5,654,188
		12,283,255
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (d)(e)(g)	9,427,730	8,027,335
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(g)	790,000	725,812
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3247% 5/15/2028 (d)(e)(g)	1,962,075	1,959,623
		10,712,770
Hotels, Restaurants & Leisure - 0.0%
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/17/2032 (d)(e)(g)(i)	140,000	140,321
TOTAL CONSUMER DISCRETIONARY		23,136,346

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.8244% 12/13/2028 (d)(e)(g)	689,125	689,125
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (d)(e)(g)	1,837,875	1,056,778
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (d)(e)(g)	993,991	919,442
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (d)(e)(g)	831,715	769,336
		2,745,556
Personal Care Products - 0.1%
Opal US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/28/2032 (d)(e)(g)(i)	1,435,000	1,435,718
TOTAL CONSUMER STAPLES		4,870,399

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(i)(j)	1,710,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	3,964,252	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (d)(e)(g)	4,680,000	2,532,394
		2,532,395
Financials - 1.1%
Capital Markets - 0.0%
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (d)(e)(g)	284,288	283,853
Financial Services - 0.6%
Cabazon Finance Authority term loan 13% 11/23/2026 (e)(g)(h)	3,992,257	2,340,261
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (d)(e)(g)(h)	7,198,130	7,198,130
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(g)	1,440,000	1,426,046
		10,964,437
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (d)(e)(g)	209,113	207,588
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (d)(e)(g)(i)	505,000	505,283
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 5/23/2033 (d)(e)(g)(i)	3,280,000	3,296,400
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (d)(e)(g)	4,192,500	4,168,058
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (d)(e)(g)	641,911	641,674
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (d)(e)(g)	1,294,737	1,294,737
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 11/21/2029 (d)(e)(g)	426,173	424,643
		10,538,383
TOTAL FINANCIALS		21,786,673

Health Care - 0.7%
Health Care Providers & Services - 0.0%
Examworks Bidco Inc Tranche B 1LN, term loan 7.0768% 11/1/2028 (e)(g)	282,750	283,007
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (d)(e)(g)(i)	820,000	813,850
		1,096,857
Health Care Technology - 0.3%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (d)(e)(g)	2,772,746	2,759,381
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	2,220,000	2,222,087
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 5/1/2031 (d)(e)(g)	554,414	551,298
		5,532,766
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (d)(e)(g)	7,295,000	6,913,034
TOTAL HEALTH CARE		13,542,657

Industrials - 1.1%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0539% 2/26/2032 (d)(e)(g)	2,933,276	2,911,746
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/26/2032 (d)(e)(g)(i)(k)	276,724	274,693
		3,186,439
Air Freight & Logistics - 0.5%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1768% 11/23/2028 (d)(e)(g)(h)	7,124,325	6,939,093
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (d)(e)(g)(h)	915,000	878,400
		7,817,493
Building Products - 0.1%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0768% 7/23/2031 (d)(e)(g)	2,764,372	2,747,094
Commercial Services & Supplies - 0.3%
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (d)(e)(g)	165,000	165,216
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (d)(e)(g)	5,424,300	5,063,259
		5,228,475
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3028% 12/21/2029 (d)(e)(g)	340,789	338,448
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (d)(e)(g)(k)	194,737	193,399
		531,847
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (d)(e)(g)	638,550	622,452
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (d)(e)(g)(i)	175,000	175,619
TOTAL INDUSTRIALS		20,309,419

Information Technology - 2.2%
Communications Equipment - 0.2%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (d)(e)(g)	2,855,000	2,879,581
IT Services - 0.8%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (d)(e)(g)	695,000	692,609
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	9,475,000	9,426,109
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (d)(e)(g)	4,274,069	4,230,730
		14,349,448
Software - 1.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/23/2032 (d)(e)(g)	25,000	25,556
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/24/2031 (d)(e)(g)	133,989	134,409
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (d)(e)(g)	143,411	142,200
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (d)(e)(g)	6,017,126	5,931,562
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (d)(e)(g)	890,000	900,013
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (d)(e)(g)(h)	6,150,630	6,150,630
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (d)(e)(g)	3,165,538	2,878,265
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (d)(e)(g)	1,525,000	1,375,047
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3073% 5/8/2033 (d)(e)(g)	730,000	719,050
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3285% 2/10/2031 (d)(e)(g)	4,703,162	4,710,687
		22,967,419
TOTAL INFORMATION TECHNOLOGY		40,196,448

Materials - 0.1%
Chemicals - 0.1%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (d)(e)(g)	2,803,245	2,795,648
TOTAL UNITED STATES		149,402,724
TOTAL BANK LOAN OBLIGATIONS (Cost $165,399,152)		159,749,521

Common Stocks - 2.0%
	Shares	Value ($)
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	28,000	79,940
Studio City International Holdings Ltd ADR (f)(l)	25,434	72,614

TOTAL HONG KONG		152,554
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (h)(l)	261	423,008
UNITED STATES - 2.0%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (l)	8,204	10,746
Main Street Sports Group (h)	1,441	20,474
		31,220
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (h)(l)	32,168	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(h)(l)	1,330,466	239,484
TOTAL CONSUMER DISCRETIONARY		239,484

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(h)(l)	228,430	1,418,551
Southeastern Grocers Inc rights (h)(l)	687,397	26,932
		1,445,483
Energy - 1.6%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (h)(l)	72,087	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (l)	56,003	95,869
Noble Corp PLC Tranche 1 warrants 2/4/2028 (l)	27,051	218,329
Noble Corp PLC Tranche 2 warrants 2/4/2028 (h)(l)	27,051	157,707
Superior Energy Services Inc Class A (h)(l)	15,005	810,720
Tidewater Inc warrants 11/14/2042 (l)	8,251	360,432
		1,643,058
Oil, Gas & Consumable Fuels - 1.5%
California Resources Corp	80,974	3,576,622
EP Energy Corp (h)(l)	218,900	295,515
Expand Energy Corp	49,181	5,711,390
Mesquite Energy Inc (h)(l)	214,437	18,014,827
New Fortress Energy Inc Class A (m)	210,800	524,892
Tribune Resources Inc (h)	182,155	69,218
		28,192,464
TOTAL ENERGY		29,835,522

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (h)	1,785	42,858
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	104,536	626,171
Spirit Aviation Holdings Inc	22,627	135,535
		761,706
TOTAL INDUSTRIALS		804,564

Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp	350,590	5,917,959
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (h)(l)	2,832	637
TOTAL UTILITIES		5,918,596

TOTAL UNITED STATES		38,274,869
TOTAL COMMON STOCKS (Cost $29,243,821)		38,850,431

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,834,306	6,559,382
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (h)	1,760,606	1,676,273
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	43,200
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 1.875% 12/1/2029	2,949,000	530,820
TOTAL UNITED STATES		8,809,675
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,760,402)		8,809,675

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.9%
Capital Markets - 0.2%
KKR & Co Inc Series D 6.25%	85,600	4,286,848
Financial Services - 0.7%
Acrisure Holdings Inc Series A-2 (h)	546,507	13,159,889
TOTAL FINANCIALS		17,446,737

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,439,889)		17,446,737

Non-Convertible Corporate Bonds - 81.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (f)	2,265,000	2,079,348
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (f)	3,405,000	3,402,195
Mineral Resources Ltd 8% 11/1/2027 (f)	3,435,000	3,431,724
Mineral Resources Ltd 8.5% 5/1/2030 (f)	680,000	673,539

TOTAL AUSTRALIA		9,586,806
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (f)	1,745,000	1,635,364
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ERO Copper Corp 6.5% 2/15/2030 (f)	11,465,000	11,278,694
CANADA - 2.3%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (f)(n)	995,000	995,000
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	9,885,000	9,090,913
TOTAL CONSUMER DISCRETIONARY		10,085,913

Industrials - 0.6%
Aerospace & Defense - 0.4%
Bombardier Inc 7% 6/1/2032 (f)	1,845,000	1,886,909
Bombardier Inc 7.25% 7/1/2031 (f)	2,370,000	2,444,065
Bombardier Inc 7.875% 4/15/2027 (f)	2,921,000	2,934,425
		7,265,399
Commercial Services & Supplies - 0.1%
Garda World Security Corp 8.25% 8/1/2032 (f)	2,495,000	2,484,215
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	2,110,000	2,083,384
TOTAL INDUSTRIALS		11,832,998

Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (f)(m)	3,200,000	2,899,355
Open Text Holdings Inc 4.125% 2/15/2030 (f)(m)	3,395,000	3,169,405
		6,068,760
Materials - 0.9%
Chemicals - 0.4%
NOVA Chemicals Corp 4.25% 5/15/2029 (f)	3,550,000	3,393,923
NOVA Chemicals Corp 7% 12/1/2031 (f)	1,405,000	1,469,391
NOVA Chemicals Corp 9% 2/15/2030 (f)	2,850,000	3,068,378
		7,931,692
Metals & Mining - 0.5%
Hudbay Minerals Inc 6.125% 4/1/2029 (f)	6,205,000	6,220,588
New Gold Inc 6.875% 4/1/2032 (f)	1,805,000	1,843,838
		8,064,426
TOTAL MATERIALS		15,996,118

TOTAL CANADA		43,983,789
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	3,172,000	1,452,776
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,770,000	1,667,689
FRANCE - 2.9%
Communication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Altice France SA 5.125% 1/15/2029 (f)	2,270,000	1,908,007
Altice France SA 5.125% 7/15/2029 (f)	12,175,000	10,273,427
Altice France SA 5.5% 1/15/2028 (f)	10,490,000	9,029,928
Altice France SA 5.5% 10/15/2029 (f)	19,790,000	16,813,401
Iliad Holding SASU 7% 4/15/2032 (f)	2,615,000	2,631,811
Iliad Holding SASU 8.5% 4/15/2031 (f)	2,555,000	2,691,217
		43,347,791
Consumer Staples - 0.5%
Personal Care Products - 0.5%
Opal Bidco SAS 6.5% 3/31/2032 (f)	9,335,000	9,327,468
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,300,000	1,356,302
Viridien 10% 10/15/2030 (f)	440,000	415,214
		1,771,516
TOTAL FRANCE		54,446,775
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Oil PLC 10.25% 5/15/2026 (f)	4,267,000	3,691,382
HONG KONG - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (f)	4,245,000	3,915,059
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (f)	770,000	760,374
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,690,000	1,721,586
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (f)	7,000	6,953
TOTAL IRELAND		1,728,539
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	3,335,000	3,364,828
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	4,735,000	4,782,102

TOTAL ISRAEL		8,146,930
LUXEMBOURG - 0.7%
Communication Services - 0.7%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (f)	3,940,000	3,011,510
Altice France Holding SA 10.5% 5/15/2027 (f)	7,650,000	2,734,876
Altice France Holding SA 6% 2/15/2028 (f)	1,970,000	717,426
		6,463,812
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (f)	6,435,000	6,328,105
TOTAL COMMUNICATION SERVICES		12,791,917

Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (e)(f)	2,616,531	91,579
TOTAL LUXEMBOURG		12,883,496
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (f)	2,155,000	2,103,118
NETHERLANDS - 0.6%
Communication Services - 0.6%
Media - 0.6%
VZ Secured Financing BV 5% 1/15/2032 (f)	9,190,000	7,944,176
Ziggo Bond Co BV 5.125% 2/28/2030 (f)	1,255,000	1,063,769
Ziggo BV 4.875% 1/15/2030 (f)	2,330,000	2,126,454

TOTAL NETHERLANDS		11,134,399
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (f)	1,465,000	1,490,638
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	2,310,000	2,264,522
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	3,220,000	2,079,168
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (f)	6,074,000	4,403,510

TOTAL PUERTO RICO		6,482,678
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	1,485,000	1,421,501
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	5,350,000	4,803,793
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	3,405,000	3,119,335
TOTAL SWITZERLAND		7,923,128
UNITED KINGDOM - 0.9%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,690,000	2,483,962
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	3,415,000	3,090,495
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	1,155,000	1,060,918
		4,151,413
TOTAL COMMUNICATION SERVICES		6,635,375

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	440,000	454,943
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	675,000	701,539
		1,156,482
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (f)	3,525,000	3,886,555
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	2,755,000	2,724,076
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (f)	1,705,000	1,727,233
		4,451,309
TOTAL UNITED KINGDOM		16,129,721
UNITED STATES - 70.6%
Communication Services - 11.2%
Diversified Telecommunication Services - 2.4%
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	3,939,000	3,804,018
Consolidated Communications Inc 5% 10/1/2028 (f)	1,320,000	1,333,292
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	16,335,000	16,301,668
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	622,011
Frontier Communications Holdings LLC 6% 1/15/2030 (f)	3,985,000	4,037,913
Level 3 Financing Inc 4% 4/15/2031 (f)	5,050,000	4,178,875
Level 3 Financing Inc 4.5% 4/1/2030 (f)	10,065,000	8,851,866
Level 3 Financing Inc 4.875% 6/15/2029 (f)(m)	420,000	381,458
Lumen Technologies Inc 4.125% 4/15/2029 (f)	2,937,950	2,853,484
Lumen Technologies Inc 4.125% 4/15/2030 (f)	2,938,130	2,853,659
		45,218,244
Entertainment - 0.5%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (f)	7,650,000	2,754,000
ROBLOX Corp 3.875% 5/1/2030 (f)	7,955,000	7,398,899
		10,152,899
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (f)	1,410,000	1,428,254
Media - 8.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(m)	4,980,000	4,298,900
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (f)(m)	5,315,000	4,727,280
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (f)	6,950,000	6,634,395
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	3,390,000	2,996,930
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	1,520,000	1,388,900
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)(m)	5,840,000	5,916,743
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,055,000	2,656,025
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,890,000	1,983,275
CSC Holdings LLC 4.5% 11/15/2031 (f)	2,425,000	1,639,620
CSC Holdings LLC 4.625% 12/1/2030 (f)	8,995,000	4,137,700
CSC Holdings LLC 5% 11/15/2031 (f)	2,290,000	1,037,850
CSC Holdings LLC 5.75% 1/15/2030 (f)	4,090,000	2,064,544
CSC Holdings LLC 7.5% 4/1/2028 (f)	6,945,000	5,350,228
DISH DBS Corp 5.125% 6/1/2029	8,930,000	5,870,988
EchoStar Corp 10.75% 11/30/2029	59,921,531	60,221,139
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	10,864,434	9,343,413
Gray Media Inc 5.375% 11/15/2031 (f)	2,970,000	2,120,728
Lamar Media Corp 4.875% 1/15/2029	1,980,000	1,944,229
Nexstar Media Inc 5.625% 7/15/2027 (f)(m)	2,905,000	2,893,384
Scripps Escrow II Inc 5.375% 1/15/2031 (f)	1,130,000	776,875
Scripps Escrow Inc 5.875% 7/15/2027 (f)	1,780,000	1,509,196
Sirius XM Radio LLC 4.125% 7/1/2030 (f)	2,755,000	2,503,106
Sirius XM Radio LLC 5% 8/1/2027 (f)	5,595,000	5,537,101
Univision Communications Inc 6.625% 6/1/2027 (f)	6,850,000	6,850,119
Univision Communications Inc 7.375% 6/30/2030 (f)(m)	4,055,000	3,790,898
Univision Communications Inc 8.5% 7/31/2031 (f)(m)	4,925,000	4,728,798
		152,922,364
TOTAL COMMUNICATION SERVICES		209,721,761

Consumer Discretionary - 8.1%
Automobile Components - 0.6%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,425,000	1,451,376
Hertz Corp/The 4.625% 12/1/2026 (f)	2,330,000	2,057,606
Hertz Corp/The 5% 12/1/2029 (f)	3,040,000	2,066,739
Hertz Corp/The 5.5% (j)(o)	3,155,000	205,075
Hertz Corp/The 6% (j)(o)	3,900,000	799,500
Hertz Corp/The 6.25% (j)(o)	2,880,000	230,400
Hertz Corp/The 7.125% (j)(o)	3,980,000	815,900
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,770,000	1,667,490
Patrick Industries Inc 6.375% 11/1/2032 (f)(m)	2,865,000	2,823,894
		12,117,980
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (d)(e)(f)	4,305,000	4,326,525
Broadline Retail - 0.7%
CMG Media Corp 8.875% 6/18/2029 (f)	9,730,000	8,951,600
Macy's Retail Holdings LLC 6.125% 3/15/2032 (f)(m)	1,065,000	986,565
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	1,515,000	1,398,212
Wayfair LLC 7.25% 10/31/2029 (f)(m)	1,370,000	1,334,287
		12,670,664
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029 (m)	1,845,000	1,822,382
TKC Holdings Inc 10.5% 5/15/2029 (f)	5,639,000	5,796,960
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (f)(m)	1,640,000	1,636,099
		9,255,441
Hotels, Restaurants & Leisure - 4.2%
Caesars Entertainment Inc 4.625% 10/15/2029 (f)(m)	3,860,000	3,604,664
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	1,905,000	1,920,326
Caesars Entertainment Inc 8.125% 7/1/2027 (f)(m)	2,559,000	2,562,759
Carnival Corp 5.75% 3/1/2027 (f)	6,985,000	7,002,472
Carnival Corp 5.75% 3/15/2030 (f)	1,940,000	1,944,551
Carnival Corp 5.875% 6/15/2031 (f)	2,625,000	2,626,575
CEC Entertainment LLC 6.75% 5/1/2026 (f)	2,250,000	2,213,423
Churchill Downs Inc 5.75% 4/1/2030 (f)(m)	5,680,000	5,600,016
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	3,975,000	3,728,107
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	1,660,000	1,507,578
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	2,170,000	1,931,409
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	2,250,000	2,125,724
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)(m)	3,340,000	3,362,562
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	1,450,000	1,472,377
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,245,000	1,179,638
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (f)	1,575,000	1,569,238
Lindblad Expeditions LLC 6.75% 2/15/2027 (f)(m)	2,120,000	2,113,238
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	1,870,000	1,902,983
NCL Corp Ltd 5.875% 3/15/2026 (f)	117,000	117,074
NCL Corp Ltd 7.75% 2/15/2029 (f)	3,375,000	3,548,833
NCL Finance Ltd 6.125% 3/15/2028 (f)	1,010,000	1,016,425
Papa John's International Inc 3.875% 9/15/2029 (f)(m)	870,000	807,947
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (f)	4,775,000	4,727,498
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	4,450,000	4,465,973
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,805,000	1,829,367
Station Casinos LLC 4.625% 12/1/2031 (f)(m)	6,920,000	6,334,779
Station Casinos LLC 6.625% 3/15/2032 (f)(m)	3,405,000	3,409,668
Viking Cruises Ltd 9.125% 7/15/2031 (f)	895,000	960,938
Yum! Brands Inc 4.625% 1/31/2032	3,535,000	3,352,188
		78,938,330
Household Durables - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (f)	1,380,000	1,300,830
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (f)	40,000	40,167
LGI Homes Inc 7% 11/15/2032 (f)	2,545,000	2,363,389
Newell Brands Inc 6.375% 5/15/2030 (m)	1,565,000	1,468,537
Newell Brands Inc 6.625% 5/15/2032 (m)	1,200,000	1,106,862
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	792,392
		7,072,177
Leisure Products - 0.0%
Mattel Inc 3.375% 4/1/2026 (f)	745,000	733,518
Specialty Retail - 1.5%
Asbury Automotive Group Inc 4.5% 3/1/2028	681,000	663,455
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)(m)	2,170,000	2,062,890
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	680,000	645,789
Asbury Automotive Group Inc 5% 2/15/2032 (f)(m)	2,170,000	2,026,321
Bath & Body Works Inc 6.625% 10/1/2030 (f)(m)	6,495,000	6,633,980
Carvana Co 11% 6/1/2030 pay-in-kind (e)(f)	508,760	536,504
Carvana Co 14% 6/1/2031 pay-in-kind (e)(f)	650,367	754,372
Carvana Co 9% 12/1/2028 pay-in-kind (e)(f)	336,501	345,748
Group 1 Automotive Inc 6.375% 1/15/2030 (f)	1,275,000	1,298,449
Hudson Automotive Group 8% 5/15/2032 (f)	825,000	866,560
LBM Acquisition LLC 6.25% 1/15/2029 (f)	2,455,000	1,971,683
LCM Investments Holdings II LLC 4.875% 5/1/2029 (f)	4,615,000	4,445,706
Michaels Cos Inc/The 5.25% 5/1/2028 (f)	1,320,000	899,835
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	3,270,000	3,322,225
Staples Inc 10.75% 9/1/2029 (f)	1,400,000	1,267,394
Victoria's Secret & Co 4.625% 7/15/2029 (f)(m)	1,665,000	1,517,464
		29,258,375
TOTAL CONSUMER DISCRETIONARY		154,373,010

Consumer Staples - 3.6%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	5,645,000	5,652,655
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,805,000	1,695,850
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	11,000,000	10,700,266
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)	3,895,000	3,954,114
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,500,000	1,429,699
Performance Food Group Inc 5.5% 10/15/2027 (f)	7,625,000	7,593,373
Performance Food Group Inc 6.125% 9/15/2032 (f)	3,625,000	3,654,167
US Foods Inc 4.75% 2/15/2029 (f)	4,150,000	4,058,303
US Foods Inc 6.875% 9/15/2028 (f)	3,745,000	3,850,729
US Foods Inc 7.25% 1/15/2032 (f)	1,800,000	1,881,225
		38,817,726
Food Products - 1.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (e)(f)	1,320,105	1,403,056
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)(m)	1,965,000	1,914,270
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (f)(m)	3,650,000	3,827,266
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,215,000	1,275,101
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	785,000	821,207
Kraft Heinz Foods Co 5.5% 6/1/2050 (m)	855,000	776,959
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(m)	2,290,000	2,159,570
Post Holdings Inc 4.625% 4/15/2030 (f)	625,000	591,488
Post Holdings Inc 6.25% 10/15/2034 (f)(m)	1,515,000	1,496,485
Post Holdings Inc 6.25% 2/15/2032 (f)	5,165,000	5,251,329
TreeHouse Foods Inc 4% 9/1/2028	860,000	783,271
		20,300,002
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (m)	1,675,000	1,549,006
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (f)(m)	845,000	878,117
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (f)	1,490,000	1,566,759
TOTAL CONSUMER STAPLES		68,764,265

Energy - 7.8%
Energy Equipment & Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	2,625,000	2,620,740
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (f)	252,000	252,363
KLX Energy Services Holdings Inc U.S. SOFR Averages Index + 8.5%, 12.8246% 3/12/2030 pay-in-kind (d)(e)(f)	2,702,362	2,621,291
Nabors Industries Inc 8.875% 8/15/2031 (f)	845,000	578,272
Nabors Industries Ltd 7.5% 1/15/2028 (f)	5,975,000	4,991,533
Transocean Inc 8.25% 5/15/2029 (f)	705,000	635,745
Transocean Inc 8.5% 5/15/2031 (f)	1,405,000	1,207,577
		12,907,521
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources Inc 9.75% (h)(j)	1,099,000	0
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (f)	2,120,000	2,197,993
California Resources Corp 8.25% 6/15/2029 (f)	5,020,000	5,029,101
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	2,760,000	2,758,673
CNX Resources Corp 6% 1/15/2029 (f)	1,385,000	1,374,931
CNX Resources Corp 7.25% 3/1/2032 (f)	2,585,000	2,634,317
CNX Resources Corp 7.375% 1/15/2031 (f)(m)	2,185,000	2,237,230
Comstock Resources Inc 5.875% 1/15/2030 (f)(m)	6,320,000	5,976,093
Comstock Resources Inc 6.75% 3/1/2029 (f)(m)	4,685,000	4,617,658
Comstock Resources Inc 6.75% 3/1/2029 (f)	2,310,000	2,268,311
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	9,430,000	9,061,801
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,520,000	1,526,387
DT Midstream Inc 4.125% 6/15/2029 (f)	3,295,000	3,138,391
DT Midstream Inc 4.375% 6/15/2031 (f)(m)	3,295,000	3,077,146
EQT Corp 3.625% 5/15/2031 (f)	1,720,000	1,568,472
Excelerate Energy LP 8% 5/15/2030 (f)	1,695,000	1,754,717
Expand Energy Corp 4.75% 2/1/2032	2,135,000	2,012,715
Expand Energy Corp 5.375% 2/1/2029	1,625,000	1,619,708
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,395,000	2,404,899
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)(m)	820,000	852,416
Harvest Midstream I LP 7.5% 9/1/2028 (f)	7,215,000	7,326,104
Hess Midstream Operations LP 4.25% 2/15/2030 (f)(m)	2,060,000	1,963,451
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	3,855,000	3,804,171
Hess Midstream Operations LP 5.5% 10/15/2030 (f)(m)	1,020,000	1,008,484
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	3,235,000	3,347,853
Kimmeridge Texas Gas LLC 8.5% 2/15/2030 (f)	1,365,000	1,349,316
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (f)(m)	6,005,000	5,945,777
Murphy Oil USA Inc 3.75% 2/15/2031 (f)(m)	3,475,000	3,147,754
Northern Oil & Gas Inc 8.125% 3/1/2028 (f)(m)	4,455,000	4,473,145
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	2,390,000	2,409,053
Occidental Petroleum Corp 4.4% 4/15/2046	1,750,000	1,240,577
Occidental Petroleum Corp 4.5% 7/15/2044	815,000	561,247
ONEOK Inc 5.625% 1/15/2028 (f)	1,060,000	1,077,953
ONEOK Inc 6.5% 9/1/2030 (f)	2,150,000	2,273,608
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,920,000	3,639,683
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	3,440,000	2,990,401
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	4,755,000	4,546,178
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	3,410,000	3,358,850
Permian Resources Operating LLC 6.25% 2/1/2033 (f)(m)	4,765,000	4,701,374
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	3,080,000	2,950,628
Sunoco LP 6.25% 7/1/2033 (f)(m)	6,105,000	6,104,949
Sunoco LP 7.25% 5/1/2032 (f)	1,665,000	1,731,192
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (f)	2,370,000	2,270,901
Venture Global Calcasieu 3.875% 8/15/2029 (f)	2,030,000	1,886,572
Venture Global Calcasieu 4.125% 8/15/2031 (f)	585,000	529,239
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,880,000	1,963,562
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	1,920,000	2,021,849
Viper Energy Inc 5.375% 11/1/2027 (f)	1,105,000	1,099,534
		135,834,364
TOTAL ENERGY		148,741,885

Financials - 7.7%
Capital Markets - 2.0%
Aretec Group Inc 10% 8/15/2030 (f)(m)	3,730,000	4,064,462
AssuredPartners Inc 5.625% 1/15/2029 (f)	1,445,000	1,444,017
Coinbase Global Inc 3.375% 10/1/2028 (f)	5,005,000	4,654,450
Coinbase Global Inc 3.625% 10/1/2031 (f)(m)	7,885,000	6,862,482
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	3,140,000	3,176,537
Hightower Holding LLC 6.75% 4/15/2029 (f)	970,000	956,539
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	2,335,000	2,338,864
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	2,785,000	2,856,107
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (f)	3,755,000	3,922,710
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (f)	5,790,000	5,731,652
MSCI Inc 4% 11/15/2029 (f)	2,265,000	2,166,456
		38,174,276
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031	2,573,000	2,869,592
Ally Financial Inc 8% 11/1/2031	1,623,000	1,816,057
OneMain Finance Corp 7.125% 11/15/2031 (m)	1,730,000	1,756,178
OneMain Finance Corp 7.125% 3/15/2026	4,510,000	4,571,061
RFNA LP 7.875% 2/15/2030 (f)(m)	1,065,000	1,067,662
		12,080,550
Financial Services - 2.9%
Block Inc 2.75% 6/1/2026	3,055,000	2,979,022
Block Inc 3.5% 6/1/2031 (m)	3,255,000	2,941,159
Block Inc 6.5% 5/15/2032	4,695,000	4,798,229
Boost Newco Borrower LLC 7.5% 1/15/2031 (f)	8,410,000	8,898,276
Clue Opco LLC 9.5% 10/15/2031 (f)(m)	2,745,000	2,826,167
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (f)(m)	1,430,000	1,412,372
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	825,000	804,205
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	7,870,000	7,488,960
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	3,845,000	3,485,322
NFE Financing LLC 12% 11/15/2029 (f)	6,720,000	2,883,073
PennyMac Financial Services Inc 6.875% 2/15/2033 (f)	2,150,000	2,161,546
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (f)	6,005,000	5,977,748
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	1,100,000	1,113,847
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	6,695,000	6,967,794
		54,737,720
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	2,255,000	2,182,896
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	2,105,000	2,171,937
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	3,305,000	3,453,957
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	3,980,000	3,908,267
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,545,000	1,557,368
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	13,145,000	13,140,278
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (f)	1,205,000	1,238,601
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,400,000	1,341,257
HUB International Ltd 7.25% 6/15/2030 (f)	8,190,000	8,529,246
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	3,120,000	3,227,652
Ryan Specialty LLC 5.875% 8/1/2032 (f)	910,000	904,304
		41,655,763
TOTAL FINANCIALS		146,648,309

Health Care - 7.6%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	1,470,000	1,113,407
Health Care Equipment & Supplies - 0.8%
Avantor Funding Inc 3.875% 11/1/2029 (f)(m)	2,990,000	2,788,638
Avantor Funding Inc 4.625% 7/15/2028 (f)(m)	2,465,000	2,402,433
Hologic Inc 3.25% 2/15/2029 (f)(m)	2,525,000	2,412,340
Insulet Corp 6.5% 4/1/2033 (f)	625,000	642,660
Medline Borrower LP 3.875% 4/1/2029 (f)	4,075,000	3,840,551
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	2,705,000	2,752,510
		14,839,132
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (f)(m)	1,105,000	1,125,934
AHP Health Partners Inc 5.75% 7/15/2029 (f)	2,665,000	2,552,988
Centene Corp 3.375% 2/15/2030	3,040,000	2,770,655
Centene Corp 4.625% 12/15/2029	1,825,000	1,757,477
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	885,000	943,294
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)(m)	15,525,000	13,288,703
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	6,500,000	5,853,548
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	11,740,000	9,069,255
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	3,115,000	2,603,548
DaVita Inc 3.75% 2/15/2031 (f)(m)	3,345,000	2,962,719
DaVita Inc 4.625% 6/1/2030 (f)	3,480,000	3,251,855
DaVita Inc 6.75% 7/15/2033 (f)	2,615,000	2,642,005
DaVita Inc 6.875% 9/1/2032 (f)(m)	1,535,000	1,559,317
Encompass Health Corp 5.75% 9/15/2025	1,372,000	1,372,082
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)(m)	1,395,000	1,389,332
HealthEquity Inc 4.5% 10/1/2029 (f)	1,005,000	959,835
Molina Healthcare Inc 3.875% 5/15/2032 (f)(m)	4,315,000	3,853,622
Molina Healthcare Inc 6.25% 1/15/2033 (f)	945,000	943,476
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (e)(f)	2,116,271	2,126,852
Tenet Healthcare Corp 4.375% 1/15/2030	8,665,000	8,281,886
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	9,435,000	9,448,709
Tenet Healthcare Corp 6.125% 6/15/2030	4,330,000	4,368,879
Tenet Healthcare Corp 6.75% 5/15/2031	6,520,000	6,715,939
Tenet Healthcare Corp 6.875% 11/15/2031	330,000	345,963
		90,187,873
Health Care Technology - 0.3%
AthenaHealth Group Inc 6.5% 2/15/2030 (f)	5,470,000	5,270,468
IQVIA Inc 6.5% 5/15/2030 (f)(m)	1,875,000	1,915,024
		7,185,492
Pharmaceuticals - 1.7%
1261229 BC Ltd 10% 4/15/2032 (f)	11,610,000	11,494,096
Bausch Health Americas Inc 8.5% 1/31/2027 (f)	2,025,000	1,908,563
Bausch Health Americas Inc 9.25% 4/1/2026 (f)	5,050,000	4,975,260
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	3,200,000	1,816,323
Bausch Health Cos Inc 5.25% 2/15/2031 (f)	430,000	228,658
Endo Finance Holdings Inc 8.5% 4/15/2031 (f)(m)	2,040,000	2,111,565
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,980,000	1,898,595
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	3,855,000	3,621,099
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(m)	3,845,000	3,230,879
		31,285,038
TOTAL HEALTH CARE		144,610,942

Industrials - 10.7%
Aerospace & Defense - 3.3%
AAR Escrow Issuer LLC 6.75% 3/15/2029 (f)(m)	2,285,000	2,341,348
ATI Inc 4.875% 10/1/2029 (m)	1,455,000	1,411,349
ATI Inc 5.125% 10/1/2031	845,000	815,429
ATI Inc 5.875% 12/1/2027	3,530,000	3,534,720
Moog Inc 4.25% 12/15/2027 (f)	735,000	711,942
OneSky Flight LLC 8.875% 12/15/2029 (f)	1,315,000	1,325,828
TransDigm Inc 4.625% 1/15/2029 (m)	10,510,000	10,178,669
TransDigm Inc 5.5% 11/15/2027	13,750,000	13,739,245
TransDigm Inc 6% 1/15/2033 (f)	1,545,000	1,528,796
TransDigm Inc 6.375% 3/1/2029 (f)	7,280,000	7,398,642
TransDigm Inc 6.375% 5/31/2033 (f)	10,500,000	10,374,008
TransDigm Inc 6.625% 3/1/2032 (f)	2,360,000	2,410,752
TransDigm Inc 6.875% 12/15/2030 (f)	6,555,000	6,760,289
		62,531,017
Building Products - 1.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	505,000	499,126
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)(m)	2,620,000	2,652,140
Builders FirstSource Inc 6.375% 3/1/2034 (f)(m)	6,385,000	6,361,575
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	7,305,000	7,378,881
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (f)(m)	1,890,000	1,934,039
Masterbrand Inc 7% 7/15/2032 (f)	1,055,000	1,049,062
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,065,000	1,073,016
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	543,944
		21,491,783
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	2,905,000	2,749,890
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	9,535,000	9,881,778
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,478,000	1,411,794
Artera Services LLC 8.5% 2/15/2031 (f)	2,915,000	2,477,175
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	4,910,000	4,403,909
Brink's Co/The 6.5% 6/15/2029 (f)(m)	3,405,000	3,474,240
Brink's Co/The 6.75% 6/15/2032 (f)(m)	3,575,000	3,667,929
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,351,678
GEO Group Inc/The 10.25% 4/15/2031	2,570,000	2,817,097
GEO Group Inc/The 8.625% 4/15/2029	1,560,000	1,646,699
Madison IAQ LLC 4.125% 6/30/2028 (f)	2,295,000	2,208,980
Madison IAQ LLC 5.875% 6/30/2029 (f)	3,625,000	3,506,501
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	3,150,000	2,980,688
OPENLANE Inc 5.125% 6/1/2025 (f)	96,000	95,999
OT Midco Inc 10% 2/15/2030 (f)(m)	2,155,000	1,795,376
Reworld Holding Corp 4.875% 12/1/2029 (f)	1,355,000	1,282,959
		46,752,692
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (f)	1,425,000	1,358,178
Pike Corp 5.5% 9/1/2028 (f)	6,910,000	6,853,438
		8,211,616
Electrical Equipment - 0.9%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (f)	1,850,000	1,438,375
Sensata Technologies BV 4% 4/15/2029 (f)	6,395,000	6,002,995
Vertiv Group Corp 4.125% 11/15/2028 (f)(m)	3,505,000	3,395,569
WESCO Distribution Inc 6.625% 3/15/2032 (f)(m)	6,385,000	6,536,518
		17,373,457
Ground Transportation - 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (f)(m)	1,470,000	1,386,078
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)(m)	5,525,000	5,611,196
Uber Technologies Inc 4.5% 8/15/2029 (f)	9,055,000	8,908,110
Uber Technologies Inc 6.25% 1/15/2028 (f)	2,145,000	2,155,746
Uber Technologies Inc 7.5% 9/15/2027 (f)	1,507,000	1,521,549
		19,582,679
Passenger Airlines - 0.3%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,545,000	1,525,864
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (e)(f)	2,664,414	2,064,921
United Airlines Inc 4.625% 4/15/2029 (f)(m)	1,650,000	1,567,255
		5,158,040
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (f)(m)	1,585,000	1,616,832
CACI International Inc 6.375% 6/15/2033 (f)(n)	1,745,000	1,778,923
		3,395,755
Trading Companies & Distributors - 1.0%
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (f)(m)	2,785,000	2,688,608
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (f)	3,815,000	3,906,045
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (f)	2,250,000	2,300,072
Herc Holdings Escrow Inc 7% 6/15/2030 (f)(n)	2,620,000	2,699,191
Herc Holdings Escrow Inc 7.25% 6/15/2033 (f)(n)	2,680,000	2,758,234
United Rentals North America Inc 6.125% 3/15/2034 (f)(m)	4,655,000	4,718,350
		19,070,500
TOTAL INDUSTRIALS		203,567,539

Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (f)	1,385,000	1,342,015
Lightning Power LLC 7.25% 8/15/2032 (f)	1,260,000	1,321,054
Sensata Technologies Inc 6.625% 7/15/2032 (f)(m)	1,035,000	1,044,258
TTM Technologies Inc 4% 3/1/2029 (f)	2,215,000	2,105,320
		5,812,647
IT Services - 0.8%
ASGN Inc 4.625% 5/15/2028 (f)	7,625,000	7,355,866
CoreWeave Inc 9.25% 6/1/2030 (f)	3,595,000	3,590,967
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	2,235,000	2,221,772
Sabre GLBL Inc 11.125% 7/15/2030 (f)(n)	1,745,000	1,790,369
		14,958,974
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp 3.875% 9/1/2028 (f)(m)	5,815,000	5,553,841
Synaptics Inc 4% 6/15/2029 (f)(m)	1,210,000	1,124,738
Wolfspeed Inc 7.9583% 6/23/2030 (f)(h)(k)(p)	2,486,994	2,393,732
		9,072,311
Software - 2.2%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	5,590,000	5,583,710
Cloud Software Group Inc 8.25% 6/30/2032 (f)(m)	7,565,000	7,954,386
Cloud Software Group Inc 9% 9/30/2029 (f)	8,530,000	8,731,129
Elastic NV 4.125% 7/15/2029 (f)	1,275,000	1,195,529
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	3,630,000	3,666,071
NCR Voyix Corp 5.125% 4/15/2029 (f)(m)	517,000	503,882
SS&C Technologies Inc 6.5% 6/1/2032 (f)(m)	6,350,000	6,520,129
UKG Inc 6.875% 2/1/2031 (f)(m)	7,380,000	7,604,315
		41,759,151
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	1,675,000	1,678,183
Seagate HDD Cayman 8.25% 12/15/2029	1,645,000	1,753,465
Seagate HDD Cayman 8.5% 7/15/2031	1,760,000	1,879,180
		5,310,828
TOTAL INFORMATION TECHNOLOGY		76,913,911

Materials - 3.6%
Chemicals - 1.9%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (f)	2,445,000	2,419,316
Chemours Co/The 4.625% 11/15/2029 (f)(m)	4,435,000	3,627,893
Chemours Co/The 5.375% 5/15/2027	1,565,000	1,531,993
Chemours Co/The 8% 1/15/2033 (f)(m)	1,715,000	1,495,215
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (e)(f)	7,177,563	6,361,115
LSB Industries Inc 6.25% 10/15/2028 (f)	270,000	267,273
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)(m)	2,110,000	2,145,262
Olympus Water US Holding Corp 9.75% 11/15/2028 (f)	2,105,000	2,207,021
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)(m)	3,430,000	3,329,557
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	2,255,000	2,212,391
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,342,199
Tronox Inc 4.625% 3/15/2029 (f)(m)	2,210,000	1,847,686
WR Grace Holdings LLC 4.875% 6/15/2027 (f)	4,205,000	4,145,954
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	3,075,000	2,709,430
		35,642,305
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	3,710,000	3,769,942
Quikrete Holdings Inc 6.75% 3/1/2033 (f)(m)	3,710,000	3,764,708
		7,534,650
Containers & Packaging - 0.7%
Berry Global Inc 4.875% 7/15/2026 (f)	631,000	629,047
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,170,000	1,180,025
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	2,810,000	2,839,725
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)(m)	3,720,000	3,804,187
Crown Americas LLC 5.875% 6/1/2033 (f)	2,730,000	2,711,414
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	1,430,000	1,403,984
Graphic Packaging International LLC 3.75% 2/1/2030 (f)(m)	1,185,000	1,092,212
		13,660,594
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	2,870,000	2,699,335
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	555,000	576,175
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	910,000	955,617
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,770,000	1,446,281
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(m)	5,600,000	4,830,266
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,018,594
		11,526,268
TOTAL MATERIALS		68,363,817

Real Estate - 2.1%
Diversified REITs - 1.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	6,310,000	5,748,472
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	5,516,000	5,851,809
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	2,235,000	2,174,017
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	6,040,000	5,694,747
		19,469,045
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	459,191
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,860,000	1,906,582
		2,365,773
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)(m)	925,000	931,794
Real Estate Management & Development - 0.9%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (f)	3,555,000	2,761,047
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (f)	3,835,000	3,144,735
Kennedy-Wilson Inc 4.75% 3/1/2029 (m)	2,840,000	2,610,568
Kennedy-Wilson Inc 5% 3/1/2031 (m)	2,840,000	2,462,210
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	3,395,000	3,415,081
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	1,185,000	1,138,925
		15,532,566
Specialized REITs - 0.0%
SBA Communications Corp 3.125% 2/1/2029	730,000	679,116
TOTAL REAL ESTATE		38,978,294

Utilities - 4.1%
Electric Utilities - 4.0%
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	3,390,000	3,312,510
DPL Inc 4.35% 4/15/2029 (m)	12,280,000	11,818,915
NRG Energy Inc 3.875% 2/15/2032 (f)(m)	132,000	119,310
NRG Energy Inc 6% 2/1/2033 (f)	3,645,000	3,612,001
NRG Energy Inc 6.25% 11/1/2034 (f)(m)	3,645,000	3,646,236
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	246,760
Pacific Gas and Electric Co 3.95% 12/1/2047	2,495,000	1,725,510
Pacific Gas and Electric Co 4.55% 7/1/2030	5,510,000	5,335,553
Pacific Gas and Electric Co 4.95% 7/1/2050	20,250,000	16,066,223
PG&E Corp 5.25% 7/1/2030	21,060,000	20,433,708
PG&E Corp 7.375% 3/15/2055 (e)	1,257,000	1,230,873
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	2,000,000	1,998,674
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)(m)	2,705,000	2,824,818
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (f)(m)	2,300,000	2,412,688
		74,783,779
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (f)	1,650,000	1,682,292
Sunnova Energy Corp 5.875% 9/1/2026 (f)	3,480,000	1,035,300
		2,717,592
TOTAL UTILITIES		77,501,371

TOTAL UNITED STATES		1,338,185,104
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.875% 10/15/2027 (f)	1,312,000	1,295,862
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,555,000	1,543,096
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	2,350,000	2,467,500

TOTAL ZAMBIA		5,306,458
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,587,044,639)		1,547,618,940

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
JAPAN - 0.1%
Financials - 0.1%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc 6.45% (e)(o)	2,865,000	2,816,641
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (e)(o)	1,180,000	1,167,451
HSBC Holdings PLC 6.95% (e)(o)	1,415,000	1,432,852

TOTAL UNITED KINGDOM		2,600,303
UNITED STATES - 0.6%
Financials - 0.6%
Banks - 0.3%
Citigroup Inc 6.75% (e)(o)	4,435,000	4,401,238
Capital Markets - 0.3%
Charles Schwab Corp/The 5.375% (e)(o)	4,340,000	4,397,037
TOTAL UNITED STATES		8,798,275
TOTAL PREFERRED SECURITIES (Cost $13,928,967)		14,215,219

Money Market Funds - 11.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.32	75,487,809	75,502,907
Fidelity Securities Lending Cash Central Fund (q)(r)	4.32	148,370,770	148,385,607
TOTAL MONEY MARKET FUNDS (Cost $223,888,514)			223,888,514

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $2,087,188,446)	2,049,025,280
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(153,701,402)
NET ASSETS - 100.0%	1,895,323,878

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,064,271 or 1.9% of net assets.

(c)	Affiliated Fund
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,258,963,339 or 66.4% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,124,794 and $2,059,425, respectively.

(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 5/05/25	34,436,102

New Cotai LLC / New Cotai Capital Corp	9/11/20	6,590,796

Northeast Grocery Inc	11/08/21	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,924,290	523,772,301	528,193,684	2,952,938	-	-	75,502,907	75,487,809	0.1%
Fidelity Securities Lending Cash Central Fund	33,680,980	490,113,830	375,409,203	124,725	-	-	148,385,607	148,370,770	0.5%
Total	113,605,270	1,013,886,131	903,602,887	3,077,663	-	-	223,888,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	28,374,118	5,958,211	-	4,037,203	-	(926,093)	33,406,236	3,465,557
	28,374,118	5,958,211	-	4,037,203	-	(926,093)	33,406,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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